Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

11. Income taxes

INCOME TAXES

The following table summarizes the income tax recognized in profit or loss for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)

Current tax	€(1,372)	€(584)	€(218)
Deferred tax	1,158	535	20
Income taxes	€(214)	€(50)	€(198)

TAX LIABILITIES

The below table illustrates the tax liabilities related captions in the consolidated statement of financial positionas at December 31, 2019, 2018 and 2017.

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Current tax payable	€2,037	€1,175	€865
Total tax liabilities	€2,037	€1,175	€865

On December 31, 2018 and December 31, 2019, €1.2 million and €2.0 million of tax liabilities were primarily related to respectively five and four of our subsidiaries operating on a cost plus basis.

TAXES RECOGNIZED IN STATEMENT OF OPERATIONS

For the purpose of the disclosure below corporation tax was calculated at 29.58% (2018: 29.58%, 2017: 34%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)

Income/loss (-) before tax	€150,060	€(29,209)	€(115,507)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	44,388	(8,640)	(39,261)
Tax expenses/income (-) in statement of operations (effective)	214	50	198
Difference in tax expense/income to explain	€(44,173)	€8,690	€39,458

Effect of tax rates in other jurisdictions	€831	€411	€14
Effect of non taxable revenues	(13,079)	(11,558)	(11,277)
Effect of share based payment expenses without tax impact	10,318	7,530	5,317
Effect of expenses/income (-) not subject to tax	53,270	382	102
Effect of non tax deductible expenses	795	945	404
Effect of recognition of previously non recognized deferred tax assets	(2,286)	(1,977)	(414)
Effect of change in tax rates	—	—	181
Effect of tax losses (utilized) reversed	(136)	(150)	(763)
Effect of under or over provision in prior periods	30	—	—
Effect of non recognition of deferred tax assets	47,413	13,108	45,895
Effect of derecognition of previously recognized deferred tax assets	106	—	—
Effect of use of IID	(141,435)	—	—
Total explanations	€(44,173)	€8,690	€39,458

Non-taxable revenues for the years ended December 31, 2019, 2018 and 2017 related to non-taxable subsidies and tax credits. Expenses/income (-) not subject to tax for the year ended December 31, 2019 mainly consisted of the fair value re-measurement of the derivative financial liabilities related to the share subscription agreement and the warrants granted to Gilead (see note 9). The use of the IID for the year ended December 31, 2019 referred to the “innovation income deduction” regime in Belgium. This regime allows net profits attributable to revenue from among others patented products (or products for which the patent application is pending) to be taxed at a lower effective tax rate than other revenues. The effective tax rate can thus be reduced up to 4.4%  (3.75% as of January 1, 2020).